RELATED PARTY BALANCES (Tables)	6 Months Ended
Mar. 31, 2026
SCHEDULE OF DUE FROM RELATED PARTIES

		As of
		March 31, 2026 (Unaudited)	September 30, 2025
		USD’000	USD’000
Weilai Zhang (the CEO’s farther)	Fund transfer in to support daily operation	347	100
Lei Deng (legal representative of one of the subsidiaries)	Fund transfer in to support daily operation	3	1
Baiya International Group Inc (major shareholder of the Company also controls this Company)	Fund transfer in to support daily operation	830	290
Total		1,180	391